Note 8 (Tables)	6 Months Ended
Jun. 30, 2022
Cash Cash balances at central banks and other demand deposits [Abstract]
Cash Cash Balances At Central Banks And Other Demand Deposits [Table Text Block]
The breakdown of the balance under the heading “Cash, cash balances at central banks and other demand deposits” in the accompanying condensed consolidated balance sheets is as follows:

Cash, cash balances at central banks and other demand deposits (Millions of Euros)
	June 2022	December 2021
Cash on hand	6,671	6,877
Cash balances at central banks (*)	66,302	55,004
Other demand deposits	8,535	5,918
Total	81,508	67,799
(*) The variation is mainly due to an increase in balances of BBVA, S.A. at the Bank of Spain.